Long-Term Debt - Additional Information - Senior unsecured bonds (Detail) In Millions, unless otherwise specified			12 Months Ended
	Nov. 30, 2013 NOK	May 31, 2014 US Dollar Bonds Due In Two Thousand Nineteen [Member] USD ($)	Dec. 31, 2014 Ten Year Senior Unsecured Bonds [Member] USD ($)	Nov. 30, 2013 Ten Year Senior Unsecured Bonds [Member] USD ($)	Sep. 30, 2013 Ten Year Senior Unsecured Bonds [Member] USD ($)	Dec. 31, 2014 Logitel Offshore Holding [Member] USD ($)
Debt Instrument [Line Items]
Senior unsecured bonds issued	600.0	$ 300.0	$ 166.1	$ 174.2	$ 174.2	$ 26.8
Fixed interest rate of bonds		6.00%		4.96%	4.96%
Debt instrument collateral, description			The bonds are collateralized by first-priority mortgages on the two vessels to which the bonds relate, together with other related security.
Frequency of paying U.S. Dollar-denominated Term Loans			Semi-annual repayments